Share capital and share base payments	12 Months Ended
Dec. 31, 2020
Share Capital and Share Base Payments [Abstract]
Share capital and share based payments	Share capital and share base payments
a)Share capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
We have never declared or paid any dividends on our ordinary shares. We do not anticipate paying cash dividends on our equity securities in the foreseeable future and intend to retain all available funds and any future earnings for use in the operation and expansion of our business, given our state of development.
As of December 31, 2020, the Company’s share capital amounted to €3,950,048 divided into (i) 78,986,490 ordinary shares, each with a nominal value of €0.05, (ii) 6,881 “2016” free preferred shares, each with a nominal value of €0.05 and (iii) 7,581 “2017” free preferred shares, each with a nominal value of €0.05, respectively fully paid up.
Share capital does not include BSAs, BSAAR,AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
The Group issued preferred shares “2017 free preferred shares” which will become convertible into ordinary shares following a vesting period of one year and a retention period of two years if the performance criteria and presence are met at the end of the retention period. The number of ordinary shares to which the conversion of one preferred share will entitle will be determined according to the fulfillment of the performance criteria. During the retention period, holders of the 2017 preferred shares are entitled to vote the general shareholders’ meetings, to dividends and to preferential subscription rights, as if they held the same number of ordinary shares as their number of vested 2017 free preferred shares. The 2017 preferred shares are not transferable during the retention period except under certain circumstances. After the end of the retention period, holders of all of preferred shares that have not yet converted them into our ordinary shares, are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
The table below presents the historical changes in the share capital of the Company as of December 31, 2018, 2019 and 2020:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	January 1, 2018	2,880,352	234,874,392	57,600,100	6,931	€0.05
September 20, 2018	Capital increase by issuance of common shares (definitive acquisition of free shares )	1,103	(1,103)	22,055	—	€0.05
October 25, 2018	Capital increase by issuance of ordinary shares to AstraZeneca	313,025	62,291,975	6,260,500	—	€0.05
October 25, 2018	Share issuance costs	—	(48,078)	—	—	—
November 29, 2018	Capital increase by issuance of common shares (Exercise of shares warrants)	2,500	108,125	50,000	—	€0.05
December 31, 2018	Share based payments	—	2,706,910	—	—	—
	December 31, 2018	3,196,979	299,932,221	63,932,655	6,931	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	January 1, 2019	3,196,979	299,932,221	63,932,655	6,931	€0.05
February 8, 2019	Capital increase by issuance of common shares (exercise of share warrants)	38	1,493	750	—	€0.05
April 18, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	5,904	(5,904)	110,500	7,581	€0.05
July 5, 2019	Capital increase by issuance of common shares (exercise of share warrants)	1,250	43,000	25,000	—	€0.05
July 17, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	3,328	(3,328)	66,559	—	€0.05
October 21, 2019	Capital increase by issuance of ordinary shares	718,750	66,459,716	14,375,000	—	€0.05
October 21, 2019	Share issuance costs	—	(621,121)	—	—	—
October 22, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,500	(2,500)	50,000	—	€0.05
December 31, 2019	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
December 31, 2019	Capital increase by issuance of common shares (definitive acquisition of free shares )	12,500	(12,500)	250,000	—	€0.05
December 31, 2019	Share based payments	—	3,825,973	—	—	—
	December 31, 2019	3,941,281	369,617,017	78,811,114	14,507	€0.05
(1)Share issuance costs representing incremental expenses directly attributable to the offering of new shares in the IPO on the Nasdaq and in the European Private Placement (together the “Global Offering”) were recorded through equity for an amount of €621 thousand. They consist mainly of legal, financial, accounting and printing fees associated with drafting and filing the registration statement of Innate Pharma. The other incremental costs incurred in the Global Offering were expensed for an amount of €2,150 thousand.

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	January 1, 2019	3,941,281	369,617,017	78,811,114	14,507	€0.05
January 15, 2020	Capital increase by issuance of common shares (exercise of share warrants)	75	2,985	1,500	—	€0.05
January 27, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	4,283	(4,283)	85,650	—	€0.05
July 7, 2020	Capital increase by issuance of common shares (exercise of share warrants)	1,250	43,000	25,000	—	€0.05
July 13, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,869	(2,869)	57,376	—	€0.05
September 11, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	32	(32)	650	(5)	€0.05
September 24, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	226	(226)	4,550	(35)	€0.05
December 31, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	32	(32)	650	(5)	€0.05
December 31, 2020	Share based payments	—	2,475,422	—	—	—
	December 31, 2020	3,950,048	372,130,982	78,986,490	14,462	€0.05

Holding by the Company of its own shares
The Company held 18,575 of its own shares as of December 31, 2020.

b)Share based payments
The Company has issued BSAs, BSAARs, stock options, AGAs and AGAPs as follows:

Date	Types	Number of warrants issued as of 12/31/2018	Number of warrants void as of 12/31/2018	Number of warrants exercised as of 12/31/2018	Number of warrants outstanding as of 12/31/2018	Maximum number of shares to be issued as of 12/31/2018	Exercise price per share
September 9, 2011	BSAAR 2011	650,000	—	395,000	255,000	255,000	€ 2.04
May 27, 2013	BSAAR 2012	146,050	—	83,700	62,350	62,350	€ 2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€ 7.20
October 21, 2016	AGAP Management 2016-1	2,000	450	—	1,550	310,000	—

October 21, 2016	AGAP Employees 2016-1	2,486	179	—	2,307	461,400	—
October 21, 2016	AGA Management 2016-1	50,000	—	—	50,000	50,000	—
October 21, 2016	AGA Employees 2016-1	99,932	1,162	98,770	—	—	—
December 30, 2016	AGAP 2016-2	3,000	—	—	3,000	600,000	—
December 30, 2016	AGA Management 2016-2	250,000	—	—	250,000	250,000	—
December 30, 2016	AGA Employees 2016-2	149,943	4,965	144,978	—	—	—
September 20, 2017	AGA Bonus 2017	28,556	6,501	22,055	—	—	—
April 3, 2018	AGAP Employees 2017	5,725	144	—	5,581	558,100	—
April 3, 2018	AGAP Management 2017	2,400	400	—	2,000	200,000	—
April 3, 2018	AGA Employees 2017	114,500	4,000	—	110,500	110,500	—
July 3, 2018	AGA Bonus Management 2018	67,028	—	—	67,028	67,028	—
November 20, 2018	AGA Perf Employees 2018	327,500	—	—	327,500	327,500	—
November 20, 2018	AGA Perf Management 2018	260,000	30,000	—	230,000	230,000	—
July 29, 2011	BSA 2011	225,000	—	133,060	91,940	91,940	€ 1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€ 2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€ 8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€ 9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€ 14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€ 11.00
	Total as of December 31, 2018	3,943,202	50,521	1,145,643	2,747,038	4,862,100

Date	Types	Number of warrants issued as of 12/31/2019	Number of warrants void as of 12/31/2019	Number of warrants exercised as of 12/31/2019	Number of warrants outstanding as of 12/31/2019	Maximum number of shares to be issued as of 12/31/2019	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	395,000	255,000	255,000	€ 2.04
May 27, 2013	BSAAR 2012	146,050	—	84,450	61,600	61,600	€ 2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€ 7.20

October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	—
October 21, 2016	AGAP Employees 2016-1	2,486	251	5	2,230	289,900	—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	386	—	5,339	533,900	—
April 3, 2018	AGAP Management 2017-1	2,400	400	—	2,000	200,000	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	20,000	—	307,500	307,500	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	30,000	—	230,000	230,000	—
January 14, 2019	AGA Employees 2018	90,650	5,000	—	85,650	85,650	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	—	57,376	57,376	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	13,900	—	532,800	532,800	—
November 4, 2019	AGAP 2019 Management 2019	355,000	—	—	355,000	355,000	—
July 29, 2011	BSA 2011-2	225,000	—	158,060	66,940	66,940	€ 1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€ 2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€ 8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€ 9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€ 14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€ 11.00
	Total as of December 31, 2019	4,739,497	77,676	1,382,654	3,279,167	4,810,448

Date	Types	Number of warrants issued as of 12/31/2020	Number of warrants void as of 12/31/2020	Number of warrants exercised as of 12/31/2020	Number of warrants outstanding as of 12/31/2020	Maximum number of shares to be issued as of 12/31/2020	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	395,000	255,000	255,000	€ 2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	€ 2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€ 7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	50	2,185	284,050	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	833	—	4,892	489,200	—
April 3, 2018	AGAP Management 2017-1	2,400	800	—	1,600	160,000	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	85,000	—	242,500	242,500	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	60,000	—	200,000	200,000	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	86,100	—	460,600	460,600	—
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	—
July 13, 2020	AGA Bonus 2020-1	79,861	—	—	79,861	79,861	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	70,540	—	696,110	696,110	—

August 5, 2020	AGA Perf Management 2020-1	710,000	—	—	710,000	710,000	—
July 21, 2020	Stock Options 2020-1	102,000	72,000	—	30,000	30,000	—
July 29, 2011	BSA 2011-2	225,000	—	183,060	41,940	41,940	€ 1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€ 2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€ 8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€ 9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€ 14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€ 11.00
	Total as of December 31, 2020	6,398,008	418,263	1,552,225	4,427,520	5,869,143

AGA
Details of AGA

	AGAP Management 2016-1		AGAP Employees 2016-1		AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016		October 21, 2016		October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1 year		1 year		3 years	1 year	1 year
Non transferability period	2 years after the vesting period end		2 years after the vesting period end		None	2 years after the vesting period end	2 years after the vesting period end
Number of free shares granted	2,000		2,486		50,000	99,932	3,000
Share entitlement per free share	130	(1)	130	(1)	1	1	111	(2)
Grant date share fair value	€10.87		€10.87		€10.87	€10.87	€12.73
Expected dividends	None		None		None	None	None
Performance conditions	Yes		Yes		None	None	Yes
Expected turnover (yearly basis)	5%		5%		—	5%	9%
Volatility	40%		40%		—	—	40%
Fair value per AGA	€911		€911		€10.55	€10.55	€956
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfilment of the performance criteria. Holders of “2016” preferred shares”
are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.

	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017-1
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3 years	1 year	1 year	1 year	1 year
Non transferability period	None	2 years after the vesting period end	1 year after the vesting period end	1 year after the vesting period end	2 years after the vesting period end
Number of free shares granted	250,000	149,943	114,500	28,556	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12.73	€12.73	€5.52	€10.90	€5.52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	—	5%	4	—%	5%
Volatility	—	—	55	—%	55%
Fair value per AGA	€14.61	€10.55	€5.83	€10.30	€90

	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3, 2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1 year	1 year	3 years	3 years	3 years
Non transferability period	2 years after the vesting period end	1 year after the vesting period end	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	—	4%	10%	10%
Volatility	55%	—	45%	45%	—
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74

	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019	AGA Bonus 2020
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019	July 13, 2020
Vesting period (years)	1 year	1 year	3 years	3 years	1 year
Non transferability period	1 year after the vesting period end	1 year after the vesting period end	None	None	1 year after the vesting period end
Number of free shares granted	90,650	57,376	546,700	355,000	79,861
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13	€6.40
Expected dividends	None	None	None	None	None
Performance conditions	No	No	Yes	Yes	No
Expected turnover (yearly basis)	4.03%	—	10%	10%	—%
Volatility	N/A	—	45%	45%	—%
Fair value per AGA	€7.31	€5.72	€3.13	€3.13	€6.40

	AGA Perf Employees 2020-1	AGA Perf Management 2020-1
Date of grant (Board of Directors)	August 5, 2020	August 5, 2020
Vesting period (years)	3.5 years	3.5 years
Non transferability period	None	None
Number of free shares granted	769,202	710,000
Share entitlement per free share	1	1
Grant date share fair value	€2.94	€2.94
Expected dividends	None	None
Performance conditions	Yes	Yes
Expected turnover (yearly basis)	10.00%	10.00
Volatility	45.00%	45.00
Fair value per AGA	€2.94	€2.94
Change in Number of AGAs Outstanding

	Year ended December 31,
Number of AGAs	2018	2019	2020
Balance at beginning of period	331,910	1,049,466	1,607,345
Granted during the period	777,153	1,074,726	1,556,511
Forfeited during the period	(37,542)	(39,783)	(268,587)
Exercised during the period	(22,055)	(477,064)	(143,071)
Expired during the period	—	—	—
Balance at end of period	1,049,466	1,607,345	2,752,198
Breakdown of the Closing Balance

	Year ended December 31,
	2018	2019	2020
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,550	1,450	1,450
AGAP Employees 2016-1	2,307	2,230	2,185
AGA Management 2016-1	50,000	—	—
AGAP 2016-2	3,000	3,000	3,000
AGA Management 2016-2	250,000	—	—
AGA Bonus 2017	—	—	—
AGA Employees 2017	110,500	—	—
AGAP Employees 2017	5,581	5,339	4,892
AGAP Management 2017	2,000	2,000	1,600
AGA Bonus 2018	67,028	—	—
AGAP Perf Employees 2018	327,500	307,500	242,500
AGAP Perf Management 2018	230,000	230,000	200,000
AGA Employees 2018	—	85,650	—
AGA New Members 2017-1	—	25,000	25,000
AGA Bonus 2019-1	—	57,376	—
AGA Perf Employees 2019-1	—	532,800	460,600
AGA Perf Management 2019-1	—	355,000	325,000
AGA Bonus 2020	—	—	79,861
AGA Perf Employees 2020-1	—	—	696,110
AGA Perf Management 2020-1	—	—	710,000
TOTAL	1,049,466	1,607,345	2,752,198
The fair value of granted free shares is based on the closing price of the Company’s share at grant date, reduced when necessary by an estimated turn-over rate. This estimated fair value is recognized as operating expenses on a straight-line basis over the vesting period.
The fair value of granted free shares is based on the closing price of the Company’s share at grant date, reduced when necessary by an estimated turn-over rate. This estimated fair value is recognized as operating expenses on a straight-line basis over the vesting period.
AGA Management 2016-1 / AGA Management 2016-2 / AGA Employees 2016-1 / AGA Employees 2016-2
Expenses related to those plans were €1,392 thousand and €1,351 thousand for the financial years ended December 31, 2018 and 2019 , respectively. These instruments were definitively acquired during the 2019 financial year. Consequently, no expense relating to these plans was recognized during the financial year ended December 31, 2020.
AGA 2017-1 (Employees)
Expenses were €456 thousand and €152 thousand for the financial year ended December 31, 2018 and 2019, respectively. These instruments were definitively acquired during the 2019 financial year. Consequently, no expense relating to these plans was recognized during the financial year ended December 31, 2020.
Free preferred shares convertible into ordinary shares: AGAP Management 2016-1 / AGAP Employees 2016-1 / AGAP Management 2016-2 / AGAP Management 2017 / AGAP Employees 2017
AGAP Management 2016-1, 2016-2 and AGAP Employees 2016-1 are subject to internal and share price conditions. AGAP Management 2017-1 and AGAP Employees 2017-1 are subject to share value condition.
The fair value of these free preferred shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free preferred shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a Capital Asset Pricing (“CAPM”) model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates;
Changes in internal conditions are taken into account in the revision of the estimated number of free shares expected to vest during the vesting period.
The Company has recognized an expense over a period of one year on a straight-line basis, this period being the vesting period. Expenses were , €567 thousand and €252 thousand for the financial year ended December 31, 2018 and 2019, respectively.
AGA Bonus 2017 and AGA Bonus 2018
AGA Bonus 2017, and 2018 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 30% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €208 thousand and €190 thousand for the financial years ended December 31, 2018 and 2019.
Free performance shares 2018 (AGA Perf Employees 2018 and AGA Perf Management 2018)
Free performance shares granted in 2018 are subject to share price conditions and a vesting kicker triggered by the performance of an internal condition, which is the success of certain clinical trials.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Changes in internal conditions are taken into account in the revision of the estimated number of free performance shares expected to vest during the vesting period.
Expenses were €84 thousand, €782 thousand and €618 thousand for the financial years ended December 31, 2018, 2019 and 2020, respectively
AGA 2018-1 (Employees)
Expenses were €579 thousand and €23 thousand for the financial years ended December 31, 2019 and 2020, respectively.
AGA 2017-1 Management (New Members)
Expenses were €29 thousand and €43 thousand for the financial years ended December 31, 2019 and 2020, respectively.
Free performance shares 2019 (AGA Perf Employees 2019-1 / AGA Perf Management 2019)
Free performance shares granted in 2019 are subject to share price conditions and a vesting kicker triggered by the performance of an internal condition, which is Lumoxiti's market penetration rate in the United States.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €152 thousand and €867 thousand for the financial year ended December 31, 2019 and 2020, respectively.
AGA Bonus 2019-1
AGA Bonus 2019 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 30% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €339 thousand for the financial year ended December 31, 2019. These instruments were definitively acquired during the 2019 financial year. Consequently, no expense relating to these plans was recognized during the financial year ended December 31, 2020.
Free performance shares 2020 (AGA Perf Employees 2020-1 / AGA Perf Management 2020)
Free performance shares granted in 2020 are subject to share price conditions and two vesting kickers triggered by the performance of internal conditions, which are :

•A commercial break-even point for Lumoxiti in the US reached at the end of fiscal year 2023 (this criterion will not be met given the return of the commercial rights notified to AstraZeneca in December 2020).
•Revenue from collaborative and licensing agreements accrued between the attribution and definitive acquisition date (excluding payment by AstraZeneca for the first patient in Phase III for monalizumab), reaching $100 million.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €502 thousand for the financial year ended December 31, 2020.
AGA Bonus 2020-1
AGA Bonus 2019 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 30% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €394 thousand for the financial year ended December 31, 2020.

BSA
Details of BSA

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2 years	2 years	2 years	2 years	2 years
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA	5.5 years	5.5 years	5.5 years	5.5 years	6 years
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57
Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2018	2019	2020
Balance at beginning of period	384,500	334,500	309,500
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	(50,000)	(25,000)	(25,000)
Expired during the period	—	—	—
Balance at end of period	334,500	309,500	284,500
Breakdown of the Closing Balance

	Year ended December 31,
	2018		2019		2020
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2011-2	91,940	91,940	66,940	66,940	41,940	41,940
BSA 2013	46,360	46,360	46,360	46,360	46,360	46,360
BSA 2014	75,000	75,000	75,000	75,000	75,000	75,000
BSA 2015-1	70,000	70,000	70,000	70,000	70,000	70,000
BSA 2015-2	14,200	14,200	14,200	14,200	14,200	14,200
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
TOTAL	334,500	334,500	309,500	309,500	284,500	284,500
BSAAR
BSAAR are securities whose subscription price and exercise price are fixed at their fair value as determined by an expert. The BSAAR subscription therefore represents an investment on the part of the beneficiary. At the end of the exercise period, if they have not been exercised, the BSAAR becomes void. The Company benefits from a clause called «forcing» making it possible to encourage holders to exercise their redeemable equity warrants when the market price exceeds the exercise price and reaches a threshold defined in the BSAAR issuance agreement. The Company may, then, subject to a time period for notifying holders that will permit them to exercise the BSAAR, decide to reimburse the warrants not exercised at a unit price equal to the BSAAR acquisition price paid by its holder.
Details of BSAAR
BSAAR. The methodology used to estimate the fair value of the BSAAR is similar to the one used to estimate the fair value of the BSA, except for the following:
Expected Term. Unlike the BSA, the Company does not have sufficient historical experience for the BSAAR. Consequently, the expected term used for the valuation of the fair value is the legal maturity of the instrument (10 years).
No share-based payment compensation expense was recognized relating to the BSAAR since the amount paid by the beneficiaries is equal to the fair value.

BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Vesting period (years)	2 years
Plan expiration date	June 30, 2025
Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1

Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10 years
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15
Change in Number of BSAAR Outstanding

	Year ended December 31,
Number of BSAAR	2018	2019	2020
Balance at beginning of period	1,363,072	1,363,072	1,362,322
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	—	(750)	(1,500)
Expired during the period	—	—	—
Balance at end of period	1,363,072	1,362,322	1,360,822
Breakdown of the Closing Balance

	Year ended December 31,
	2018		2019		2020
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	255,000	255,000	255,000	255,000	255,000	255,000
BSAAR 2012	62,350	62,350	61,600	61,600	60,100	60,100
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722
TOTAL	1,363,072	1,363,072	1,362,322	1,362,322	1,360,822	1,360,822
Breakdown of expenses per financial year
The share-based compensation expenses are broken down as follows (in thousands of euro):

	Year ended December 31,
(in thousands of euro)	2018	2019	2020
AGA Management 2016-1&2	1,392	1,351	—
AGA Employees 2017	456	152	—
AGAP Management 2017 / AGAP Employees 2017	567	252	—
AGA Bonus 2017 / AGA Bonus 2018	208	190	—
AGA Perf Management 2018 / AGA Perf Employees 2018	84	782	618
AGA 2018-1 Employees	—	579	23
AGA 2017-1 Management (New Members)	—	29	43
AGAP Employee 2019 / AGAP Management 2019	—	152	867
AGA Bonus 2019-1	—	339	—
AGA Bonus 2020	—	—	394
AGAP Employee 2020/AGAP Management 2020	—	—	502
Stock Options 2020	—	—	28
Share based compensation	2,707	3,826	2,475